Related Party Transactions - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [Line Items]
Revenues	$ 6,627	$ 6,348
Dividend from sale of shares	43	994
Notional amount	999	999
YPL (formerly RHL) [member]
Disclosure of transactions between related parties [Line Items]
Dividend from sale of shares		994
Dividends received	87	75
LSEG's share buyback program	$ 43
Other equity method investments [member]
Disclosure of transactions between related parties [Line Items]
Proceeds from sales of investments accounted for using equity method		13
Refinitiv [member] | Thirty Year Agreement [member]
Disclosure of transactions between related parties [Line Items]
Revenues		28
Licence income		2
Woodbridge [member]
Disclosure of transactions between related parties [Line Items]
Beneficial ownership of shares	68.00%
3 Times Square Associates LLC [Member]
Disclosure of transactions between related parties [Line Items]
Costs under lease arrangement	$ 6	1
3 Times Square Associates LLC [Member] | Contingent liability for guarantees [member] | Thomson Reuters And Rudin [Member]
Disclosure of transactions between related parties [Line Items]
Notional amount	415
3 Times Square Associates LLC [Member] | Capital Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments	10	20
Capital contribution liability		$ 8
3 Times Square Associates LLC [Member] | In Kind Contribution [Member]
Disclosure of transactions between related parties [Line Items]
Increase in investments	$ 15